Michael Dimitruk
September 14, 2010	T+1 415 315 6369
F+1 415 315 4865
michael.dimitruk@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Stone Harbor Emerging Markets Fixed Income Fund
(File Nos. 333- , 811-22473)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Stone Harbor Emerging Markets Fixed Income Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $71.30 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (415) 315-6369. Thank you for your attention in this matter.

Sincerely,

/s/ Michael P. Dimitruk

Michael P. Dimitruk

cc:	Michael G. Doherty
Adam J. Shapiro